Shareholder Fees	Jul. 31, 2020
Eaton Vance Arizona Municipal Income Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Eaton Vance Arizona Municipal Income Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Eaton Vance Arizona Municipal Income Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Eaton Vance Connecticut Municipal Income Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Eaton Vance Connecticut Municipal Income Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Eaton Vance Connecticut Municipal Income Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Eaton Vance Minnesota Municipal Income Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Eaton Vance Minnesota Municipal Income Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Eaton Vance Minnesota Municipal Income Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Eaton Vance Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Eaton Vance Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Eaton Vance Municipal Opportunities Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Eaton Vance New Jersey Municipal Income Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Eaton Vance New Jersey Municipal Income Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Eaton Vance New Jersey Municipal Income Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Eaton Vance Pennsylvania Municipal Income Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Eaton Vance Pennsylvania Municipal Income Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Eaton Vance Pennsylvania Municipal Income Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none